As filed with the Securities and Exchange Commission on March 30, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08428

The Tocqueville Alexis Trust
(Exact name of registrant as specified in charter)

The Tocqueville Alexis Trust
40 West 57th Street
New York, NY 10019
(Address of principal executive offices) (Zip code)

Colin C. Ferenbach
The Tocqueville Alexis Trust
40 West 57th Street
New York, NY 10019
(Name and address of agent for service)

(212) 953-2322
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

Item 1. Schedule of Investments.

The Tocqueville Alexis Fund
Schedule of Investments
January 31, 2005

Number of
Shares	COMMON STOCKS - 93.65%	Value
	Advertising - 1.97%
25,000	Getty Images, Inc.*	$ 1,742,500

	Banks - 16.02%
125,000	Hang Seng Bank Ltd. - ADR (HK)	1,690,725
60,000	Hibernia Corp. - Class A	1,579,200
27,317	HSBC Holdings PLC - ADR (UK)	2,268,130
17,500	M&T Bank Corp.	1,791,300
35,000	Marshall & Isley Corp.	1,498,350
40,000	Mercantile Bankshares Corp.	2,025,200
24,765	SunTrust Banks Inc.	1,783,575
50,000	U.S. Bancorp	1,502,500
		14,138,980

	Beverages - 1.71%
50,000	Koninklijke Grolsch N.V. - (NETH)	1,506,896

	Building & Housing - 2.08%
50,000	Masco Corp.	1,840,000

	Consumer Non-Durables - 4.00%
35,000	Colgate-Palmolive Co.	1,838,900
45,000	Rayovac Corp.*	1,690,650
		3,529,550

	Drug & Hospital Supplies - 9.85%
50,000	Bristol-Myers Squibb Co.	1,172,000
40,000	Johnson & Johnson	2,588,000
30,000	Medtronic, Inc.	1,574,700
40,000	Novartis AG - ADR (CH)	1,915,200
60,000	Pfizer Inc.	1,449,600
		8,699,500

	Electronics - 1.78%
70,000	Intel Corp.	1,571,500

	Finance - 2.18
35,000	Wachovia Corp.	1,919,750

	Food Services - 3.52%
100,000	The Kroger Co.*	1,710,000
40,000	Sysco Corp.	1,398,800
		3,108,800

	Furnishings & Appliances - 1.94%
60,000	Leggett & Platt, Inc.	1,710,000

	Healthcare - 2.01%
20,000	United Health Group, Inc.	1,778,000

	Information Technology - 11.02%
40,000	Automatic Data Processing, Inc.	1,739,200
75,000	Cisco Systems, Inc.*	1,353,000
55,000	Dell Inc.*	2,296,800
200,000	EMC Corp.*	2,620,000
60,000	Molex, Inc.	1,723,200
		9,732,200

	Insurance - 4.59%
60,000	Hannover Rueckverischerung AG - (GER)	2,309,618
45,000	Willis Group	1,740,600
		4,050,218

	Metals & Mining - 3.71%
20,000	3M Co.	1,687,200
40,000	Alcan, Inc. - (CAN)	1,590,800
		3,278,000

	Office Equipment - 1.80%
100,000	Xerox Corp.*	1,588,000

	Oil - Domestic/International - 6.81%
36,880	Devon Energy Corp.	1,499,910
15,000	Murphy Oil Corp.	1,339,200
15,000	Schlumberger Ltd.	1,020,600
20,000	Total SA - ADR (FR)	2,151,000
		6,010,710

	Paper & Forest Products - 2.12%
30,000	Weyerhaeuser Co.	1,872,000

	Publishing - 1.61%
42,200	John Wiley & Sons, Inc. - Class A	1,420,030

	Real Estate Investment Trust - 2.88%
80,000	General Growth Properties, Inc.	2,541,600

	Retailing - 7.80%
100,000	99 Cents Only Stores*	1,500,000
75,000	Borders Group, Inc.	1,968,750
35,000	Carrefour SA - (FR)	1,804,429
60,000	Foot Locker, Inc.	1,615,200
		6,888,379

	Telecommunications - 1.92%
130,000	Andrew Corp.*	1,697,800

	Transportation - 2.33%
75,000	TPG NV - ADR	2,053,500

	Total Common Stocks (cost $60,897,735)	82,677,913

	TREASURY BILL - 4.28%
2,000,000	UK Treasury Bill 4.50%, 03/07/2007	3,776,005
	(cost $3,819,954)

	SHORT-TERM INVESTMENTS - 1.94%
858,489	BlackRock Liquidity Funds TempCash	858,489
858,488	BlackRock Liquidity Funds TempFund	858,488
	Total Short Term Investments (cost $1,716,977)	1,716,977

	TOTAL INVESTMENTS - 99.87%	88,170,895
	(cost $66,434,666)

	Other Assets in Excess of Liabilities - 0.13%	111,812

	TOTAL NET ASSETS - 100%	$ 88,282,707

Country Abbreviations:
(CAN) - Canada
(CH) - Switzerland
(FR) - France
(GER) - Germany
(HK) - Hong Kong
(NETH) - Netherlands
(UK) - United Kingdom

*	Non-income producing security
ADR	American Depository Receipt

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Tocqueville Alexis Trust

By (Signature and Title)/s/ Colin C. Ferenbach
              Colin C. Ferenbach, President

Date     3/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) _ /s/ Colin C. Ferenbach
                 Colin C. Ferenbach, President

Date                     3/29/05

By (Signature and Title) _ /s/ John Cassidy
                 John Cassidy, Treasurer

Date                    3/29/05